CONVERTIBLE PROMISSORY NOTE, Black-Scholes Option Pricing (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate	0.12%
Expected dividend yield	0.00%	0.00%
Bottom of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate		0.10%
Estimated life	0.5	0.5
Expected volatility	97.00%	60.00%
Top of Range [Member]
Fair values options using Black-Scholes option pricing model [Abstract]
Risk-free interest rate		0.34%
Estimated life	0.75	0.75
Expected volatility	140.00%	101.00%